Biological assets (Details 1)	12 Months Ended
Jun. 30, 2026 $ / shares
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Brazil
Statement [Line Items]
Yields	$ 93.85
Future of sale prices	52.19 BRL/tn
Operating cost	641.37 BRL/ha
Discount Rate	11.79%
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member]
Statement [Line Items]
Future of sale prices	269,837 - 1,845,000 ARS/Tn
Operating cost	126,096 - 1,269,986 ARS/ha
Commercial cost	36,915 - 116,466 ARS/Tn
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Bottom Of Range [Member]
Statement [Line Items]
Yields	$ 0.24
Discount Rate	30.00%
Sown Land-crops [Member] | Discounted Cash Flows [Member] | Level 3 [Member] | Operations Center in Argentina [Member] | Top Of Range [Member]
Statement [Line Items]
Yields	$ 12.23
Discount Rate	32.50%
Cattle [Member] | Comparable Market Prices [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Parameters	Price per livestock head/kg and per category
Sugarcane Fields [Member] | Discounted Cash Flows [Member] | Level 3 [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Forward sale prices - Discount rate
Yields	$ 76.81
Operating cost	156.28 BRL/tn
Commercial cost	116.9 BRL/tn
Discount Rate	11.79%